Consolidated Statement of Stockholders' Equity - 11 months ended Dec. 31, 2022 - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jan. 19, 2022	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 19, 2022	0	0	500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Spin-off transaction (Note 3)	$ 0	$ 0	$ 0	18,728	0	18,728
Spin-off transaction (Note 3) (in shares)	40,000	5,000	1,512,004
Issuance of stock			$ 1	24,679	0	24,680
Issuance of common stock (including exercise of warrants) (Note 9) (in shares)			8,258,030
Cancellation of common stock (Note 9)			$ 0	0	0	0
Cancellation of common stock (Note 9) (in shares)			(500)
Issuance of preferred stock (Note 3 & 9)	$ 0	$ 0		5,000	0	5,000
Issuance of preferred stock (Note 3 & 9) (in shares)	0	5,000
Repurchase of common stock (Note 9)	$ 0	$ 0	$ 0	(6,003)	0	(6,003)
Repurchase of common stock (Note 9) (in shares)			(3,289,791)
Dividends on common stock and participating non vested restricted stock awards (Note 9)	0	0	$ 0	0	(7,373)	(7,373)
Dividends on Series C preferred shares (Note 9)	0	0	0	0	(243)	(243)
Redemption of Series C preferred shares (Note 9)	0	$ 0	0	(10,000)	(500)	(10,500)
Redemption of Series C preferred shares (Note 9) (in shares)		(10,000)
Stock based compensation (Note 13)	0	$ 0	$ 0	2,789	0	2,789
Stock based compensation (Note 13) (in shares)			1,700,000
Net income	0	0	$ 0	0	37,490	37,490
Balance at Dec. 31, 2022	$ 0	$ 0	$ 1	$ 35,193	$ 29,374	$ 64,568
Balance (in shares) at Dec. 31, 2022	40,000	0	8,180,243